Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 33,138
Discount on marketable securities, net		(358)	$ (561)	$ (758)
Proceeds from maturity of marketable securities		(8,575)	(15,100)	$ (14,750)
Balance	[1]	$ 24,205	$ 33,138

[1]	Including accrued interest in the amount of US$ 256 thousand and US$ 173 thousand as of December 31, 2015 and 2016 respectively. The accrued interest is presented as part of other account receivable on the balance sheet.